INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2018	Jan. 31, 2017	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Income Tax Disclosure [Abstract]
Net loss	$ 7,734,866	$ 28,851	$ 10,896,827	$ 48,096	$ 81,974	$ 39,370	$ 34,733
Income tax rate					35.00%	35.00%	35.00%
Expected income tax benefit					$ (28,691)	$ (13,780)	$ (12,157)
Valuation allowance change					28,691	13,780	12,157
Provision for income taxes